CONSOLIDATED BALANCE SHEETS ¥ in Thousands, HKD in Thousands	Dec. 31, 2016 HKD	Dec. 31, 2015 HKD
Current assets
Cash and cash equivalents	HKD 486,222	HKD 311,665
Deposits, prepayment and other receivables (note 4)	4,833	4,479
Consideration receivable (note 5)	131,686	0
Current assets of discontinued operations (note 3)	0	618,374
Total current assets	622,741	934,518
Property, plant and equipment, net (note 6)	153,782	145,715
Prepaid lease payments, net (note 7)	16,638	18,165
Intangible assets	438	438
Non-current assets of discontinued operations (note 3)	0	204,036
Total assets	793,599	1,302,872
Current liabilities
Other payables and accruals (note 8)	6,138	10,488
Tax payable	5,837	4,103
Current liabilities of discontinued operations (note 3)	0	347,595
Total current liabilities	11,975	362,186
Total liabilities	11,975	362,186
Commitments and contingencies (note 11)	0	0
Shareholders' equity
Ordinary shares (U.S.$0.001 par value; 100,000,000 authorized, 12,938,128 and 12,938,128 shares issued and outstanding as of December 31 2015 and 2016, respectively)	101	101
Additional paid-in capital	26,049	26,049
Accumulated other comprehensive income	(5,891)	7,599
Retained earnings	761,365	906,937
Total shareholders' equity	781,624	940,686
Total liabilities and shareholders' equity	HKD 793,599	HKD 1,302,872